UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/04

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	April 30, 2004


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total (x$1000):  28,454,079



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   620297 7576618.000 SH    Sole               6261912.000      1314706.000
                                                            175251 2140600.000 SH    Other                               2140600.000
Abbott Laboratories            COM              002824100     9071 220710.000 SH     Sole                 83810.000       136900.000
American Express Co            COM              025816109    94212 1817000.000 SH    Sole               1514750.000       302250.000
American Int'l Group           COM              026874107   930777 13045229.000 SH   Sole              10772120.000      2273109.000
                                                            274780 3851150.000 SH    Other                               3851150.000
Amgen                          COM              031162100   722459 12424061.000 SH   Sole              10258419.000      2165642.000
                                                            208997 3594100.000 SH    Other                               3594100.000
Avon Products Inc              COM              054303102      410 5400.000 SH       Sole                  5400.000
Baker Hughes Inc               COM              057224107    12151 333100.000 SH     Sole                333100.000
Bed Bath & Beyond Inc Company  COM              075896100   511722 12212920.000 SH   Sole              10092725.000      2120195.000
                                                            153065 3653100.000 SH    Other                               3653100.000
Berkshire Hathaway Inc-Cl A    COM              084670108      746    8.000 SH       Sole                     8.000
Caterpillar Inc                COM              149123101   466006 5893580.000 SH    Sole               4959612.000       933968.000
                                                            131857 1667600.000 SH    Other                               1667600.000
Cisco Systems                  COM              17275R102   371952 15780740.000 SH   Sole              12972165.000      2808575.000
                                                             89418 3793700.000 SH    Other                               3793700.000
Citigroup Inc.                 COM              172967101   912075 17641685.000 SH   Sole              14572891.000      3068794.000
                                                            266906 5162600.000 SH    Other                               5162600.000
Coca-Cola Co                   COM              191216100   906786 18027546.000 SH   Sole              14967064.000      3060482.000
                                                            319325 6348400.000 SH    Other                               6348400.000
Colgate-Palmolive Co           COM              194162103   351296 6375608.000 SH    Sole               5267661.000      1107947.000
                                                            116250 2109800.000 SH    Other                               2109800.000
Disney, Walt Co                COM              254687106   674769 27001539.000 SH   Sole              22330927.000      4670612.000
                                                            200415 8019800.000 SH    Other                               8019800.000
Ebay, Inc.                     COM              278642103   451105 6511325.000 SH    Sole               5379520.000      1131805.000
                                                            132900 1918300.000 SH   Other                               1918300.000
Electronic Arts, Inc.          COM              285512109   640557 11919550.000 SH   Sole               9849732.000      2069818.000
                                                            189337 3523200.000 SH    Other                               3523200.000
Eli Lilly & Co                 COM              532457108   594170 8881463.000 SH    Sole               7309633.000      1571830.000
                                                            184691 2760700.000 SH    Other                               2760700.000
E M C Corp Mass                COM              268648102        1   80.000 SH       Sole                    80.000
Exxon Mobil Corp               COM              30231G102     1060 25480.000 SH      Sole                 20660.000         4820.000
Gannett Inc Com                COM              364730101   629675 7144025.000 SH    Sole               5906449.000      1237576.000
                                                            185975 2110000.000 SH    Other                               2110000.000
Genentech, Inc.                COM              368710406   444560 4201095.000 SH    Sole               3472230.000       728865.000
                                                            134222 1268400.000 SH    Other                               1268400.000
General Electric Co            COM              369604103   220140 7212946.000 SH    Sole               5986431.000      1226515.000
                                                             67214 2202300.000 SH    Other                               2202300.000
Gillette Co                    COM              375766102   946705 24212394.000 SH   Sole              20069035.000      4143359.000
                                                            283682 7255300.000 SH    Other                               7255300.000
Int'l Business Machines        COM              459200101      256 2784.000 SH       Sole                  2784.000
Intel Corp                     COM              458140100   349365 12844315.000 SH   Sole              10554955.000      2289360.000
                                                             83382 3065500.000 SH    Other                               3065500.000
Johnson & Johnson              COM              478160104   761613 15016023.000 SH   Sole              12455217.000      2560806.000
                                                            237562 4683800.000 SH    Other                               4683800.000
Kohls Corp Com                 COM              500255104   762106 15768800.000 SH   Sole              13029276.000      2739524.000
                                                            229630 4751300.000 SH    Other                               4751300.000
Lauder Estee Cos Inc Cl A      COM              518439104     2559 57725.000 SH      Sole                 47990.000         9735.000
Lowe's Companies               COM              548661107   201668 3592875.000 SH    Sole               2972350.000       620525.000
                                                             61490 1095500.000 SH    Other                               1095500.000
Marriott Int'l, Inc Cl-A       COM              571903202   417300 9807293.000 SH    Sole               8076225.000      1731068.000
                                                            123497 2902400.000 SH    Other                               2902400.000
Marsh & McLennan               COM              571748102   164309 3548783.000 SH    Sole               3138823.000       409960.000
                                                             60547 1307700.000 SH    Other                               1307700.000
Masco Corp                     COM              574599106   250884 8241943.000 SH    Sole               6820048.000      1421895.000
                                                             76340 2507900.000 SH    Other                               2507900.000
Maxim Integrated Products      COM              57772K101   450843 9598540.000 SH    Sole               7933850.000      1664690.000
                                                            134513 2863800.000 SH    Other                               2863800.000
Medtronic Inc                  COM              585055106   915784 19178710.000 SH   Sole              15817646.000      3361064.000
                                                            278483 5832100.000 SH    Other                               5832100.000
Microsoft Corp                 COM              594918104     1305 52350.000 SH      Sole                 48450.000         3900.000
Molex Inc Com                  COM              608554101       91 2980.000 SH       Sole                  2980.000
Molex Cl A (Non-Vtg)           COM              608554200      394 15125.000 SH      Sole                 15125.000
Nokia Corp Sponsored ADR       COM              654902204      485 23900.000 SH      Sole                 23900.000
Omnicom Group                  COM              681919106   573834 7150573.000 SH    Sole               5909055.000      1241518.000
                                                            151953 1893500.000 SH    Other                               1893500.000
Oracle Corporation             COM              68389X105   317859 26488213.000 SH   Sole              21916194.000      4572019.000
                                                             87648 7304000.000 SH    Other                               7304000.000
Paychex Inc.                   COM              704326107   495054 13905998.000 SH   Sole              11508888.000      2397110.000
                                                            140517 3947100.000 SH    Other                               3947100.000
Pepsico Inc                    COM              713448108   747897 13888526.000 SH   Sole              11499914.000      2388612.000
                                                            233030 4327400.000 SH    Other                               4327400.000
Pfizer Inc                     COM              717081103  1069854 30523647.000 SH   Sole              25270390.000      5253257.000
                                                            332676 9491460.000 SH    Other                               9491460.000
Procter & Gamble Co            COM              742718109  1055267 10061655.000 SH   Sole               8313809.000      1747846.000
                                                            328264 3129900.000 SH    Other                               3129900.000
Qualcomm Inc Com               COM              747525103  1114273 16809058.000 SH   Sole              13884024.000      2925034.000
                                                            336017 5068900.000 SH    Other                               5068900.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      211 4430.000 SH       Sole                  4430.000
Schlumberger                   COM              806857108   880552 13790944.000 SH   Sole              11362575.000      2428369.000
                                                            265198 4153450.000 SH    Other                               4153450.000
Seagate Technology Escrow      COM              811804988        0 67500.000 SH      Sole                 67500.000
State Street Corp.             COM              857477103      292 5600.000 SH       Sole                  5600.000
Stryker Corp                   COM              863667101      531 6000.000 SH       Sole                     0.000         6000.000
SunTrust Banks Inc             COM              867914103     1213 17400.000 SH      Sole                     0.000        17400.000
Taiwan Semiconductor Mfg Co Ad COM              874039100        0   24.000 SH       Sole                    24.000
United Parcel Service-Cl B     COM              911312106   870587 12465452.000 SH   Sole              10293340.000      2172112.000
                                                            251234 3597280.000 SH    Other                               3597280.000
Wachovia Corp                  COM              929903102      247 5249.000 SH       Sole                  3849.000         1400.000
Wrigley, (Wm) Jr Cl B          COM              982526105     8136 137625.000 SH     Sole                105325.000        32300.000
Montag & Caldwell Growth N Fun                  00078H299      343 15469.977 SH      Sole                                  15469.977